Note Guarantees (Other Guarantees) - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Guarantor Obligations [Line Items]
Funds Advanced To Investors Under Servicing Agreements	$ 69,711	$ 79,862
Popular, Inc. Holding Co. | Debt Securities Payable
Guarantor Obligations [Line Items]
Guarantees, unamortized balance of the obligations	149,000	149,000
Financial Standby Letter Of Credit
Guarantor Obligations [Line Items]
Guarantees, unamortized balance of the obligations	300	500
Guarantee Type, Other | Popular, Inc. Holding Co. | Capital securities (trust preferred securities)
Guarantor Obligations [Line Items]
Guarantees, unamortized balance of the obligations	$ 427,000	$ 427,000